UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-05984

                                             The New Ireland Fund, Inc.

(Exact name of registrant as specified in charter)

BNY Mellon Investment Servicing (US) Inc.

One Boston Place, 34th Floor

                                                     Boston, MA 02108

(Address of principal executive offices) (Zip code)

BNY Mellon Investment Servicing (US) Inc.

One Boston Place, 34th Floor

                                         Boston, MA 02108

(Name and address of agent for service)

Registrant’s telephone number, including area code: 508 871 8500

Date of fiscal year end:  October 31

Date of reporting period: July 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

Third Quarter Report

July 31, 2015

Investment Summary as of July 31, 2015 (unaudited)

Total Return (%)

	Market Value (a)		Net Asset Value (a)
	Cumulative	Average Annual(b)	Cumulative	Average Annual(b)
Current Quarter	5.91	5.91	7.85	7.85
One Year	15.58	15.58	18.67	18.67
Three Year	106.57	27.36	112.24	28.51
Five Year	144.44	19.57	145.28	19.66
Ten Year	62.45	4.97	66.16	5.21

Per Share Information and Returns

	2005	2006	2007	2008	2009	2010	2011	2012	2013	2014	2015 YTD
Net Asset Value ($)	24.36	32.55	30.95	10.18	8.20	7.70	8.45	9.59	14.24	14.17	16.45
Income Dividends ($)	(0.03)	(0.16)	(0.24)	(0.36)	(0.33)	—	(0.06)	(0.02)	—	(0.07)	—
Capital Gains
Other Distributions ($)	—	(1.77)	(2.40)	(4.86)	(2.76)	—	—	—	—	(0.30)	(0.85)
Total Return (%) (a)	17.51	45.97	2.88	-58.62	26.91	-6.10	10.69	13.82	48.49	2.39	23.74	(b)

Notes

(a)	Total Market Value returns reflect changes in share market prices and assume reinvestment of dividends and capital gain distributions, if any, at the price obtained under the Dividend Reinvestment and Cash Purchase Plan (the “Plan”). Total Net Asset Value returns reflect changes in share net asset value and assume reinvestment of dividends and capital gain distributions, if any, at the price obtained under the Plan. For more information with regard to the Plan, see the most recent annual report filed with the Securities and Exchange Commission.
(b)	Periods less than one year are not annualized.

Past results are not necessarily indicative of future performance of the Fund.

Portfolio by Market Sector as of July 31, 2015 (unaudited)

(Percentage of Net Assets)

Top 10 Holdings by Issuer as of July 31, 2015 (unaudited)

Holding	Sector	% of Net Assets
Ryanair Holdings PLC	Transportation	23.15%
CRH PLC	Construction and Building Materials	15.32%
Kerry Group PLC, Series A	Food and Beverages	7.21%
Bank of Ireland (The)	Financial	4.85%
Kingspan Group PLC	Construction and Building Materials	4.69%
Paddy Power PLC	Leisure and Hotels	4.60%
Smurfit Kappa Group PLC	Forest Products and Paper	4.05%
Cie de St-Gobain	Construction and Building Materials	3.92%
Applegreen PLC	Retail	3.76%
Aryzta AG	Food and Agriculture	2.96%

The New Ireland Fund, Inc.

Portfolio Holdings (unaudited)

July 31, 2015	Shares	Value (U.S.) (Note A)
COMMON STOCKS (98.40%)
COMMON STOCKS OF IRISH COMPANIES (94.48%)

Agricultural Operations (1.71%)
Origin Enterprises PLC	168,589	$1,418,971

Business Support Services (2.23%)
CPL Resources PLC	283,784	1,849,879

Consumer Staples (1.21%)
Greencore Group PLC	202,202	998,357

Construction and Building Materials (21.29%)
CRH PLC	426,742	12,690,046
Grafton Group PLC - UTS	94,864	1,063,634
Kingspan Group PLC	153,200	3,887,126

		17,640,806

Financial (8.20%)
Bank of Ireland (The)*	9,495,865	4,018,248
Green, REIT, PLC	223,019	376,996
Irish Residential Properties, REIT, plc	1,914,991	2,401,408

		6,796,652

Food and Agriculture (2.96%)
Aryzta AG	47,689	2,450,048

Food and Beverages (10.76%)
C&C Group PLC	20,752	81,348
Glanbia PLC	114,883	2,414,180
Kerry Group PLC, Series A	78,170	5,972,219
Total Produce PLC	312,862	445,909

		8,913,656

Forest Products and Paper (4.05%)
Smurfit Kappa Group PLC	110,762	3,353,087

Healthcare (1.02%)
Malin Corp PLC*	65,582	848,740

See Notes to Portfolio Holdings.

The New Ireland Fund, Inc.

Portfolio Holdings (unaudited) (continued)

July 31, 2015	Shares	Value (U.S.) (Note A)
COMMON STOCKS (continued)

Industrials (3.27%)
DCC PLC	10,183	$804,063
One Fifty One PLC*	1,015,460	1,907,283

		2,711,346

Leisure and Hotels (6.27%)
Dalata Hotel Group PLC*	300,000	1,385,482
Paddy Power PLC	42,462	3,811,270

		5,196,752

Media (0.37%)
Independent News & Media PLC*	1,461,825	305,254

Retail (3.76%)
Applegreen PLC*	600,962	3,114,034

Transportation (27.38%)
Aer Lingus Group PLC	402,193	1,110,908
Irish Continental Group PLC - UTS	494,584	2,393,413
Ryanair Holdings PLC	911,868	12,553,171
Ryanair Holdings PLC-Sponsored ADR	89,418	6,626,768

		22,684,260

TOTAL COMMON STOCKS OF IRISH COMPANIES (Cost $53,691,000)		78,281,842

COMMON STOCKS OF FRENCH COMPANIES (3.92%)

Construction and Building Materials (3.92%)
Cie de St-Gobain	68,078	3,246,699

TOTAL COMMON STOCKS OF FRENCH COMPANIES (Cost $3,757,767)		3,246,699

TOTAL COMMON STOCKS (Cost $57,448,767)		$81,528,541

TOTAL INVESTMENTS (98.40%) (Cost $57,448,767)		81,528,541
OTHER ASSETS AND LIABILITIES (1.60%)		1,322,738

NET ASSETS (100.00%)		$82,851,279

*		Non-income producing security.
ADR	–	AmericanDepositary Receipt traded in U.S. dollars.
UTS	–	Units

See Notes to Portfolio Holdings.

The New Ireland Fund, Inc.

Portfolio Holdings (unaudited) (continued)

The Inputs of methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at market value at the end of the period. The summary of inputs used to value the Fund’s net assets as of July 31, 2015 is as follows (See Note A – Security Valuation and Fair Value measurements in the Notes to Portfolio Holdings):

	Total Value at 07/31/15	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Investments in Securities*	$81,528,541	$81,528,541	$—	$—

*	See Portfolio Holdings detail for country breakout.

At the end of the quarter ended July 31, 2015, an investment with a total aggregate value of $1,907,283 was transferred from Level 2 to Level 1 because the security traded on the last day of the quarter.

See Notes to Portfolio Holdings.

The New Ireland Fund, Inc.

Notes to Portfolio Holdings (unaudited)

A. Valuation and Investment Practices:

Security Valuation: Securities listed on a stock exchange for which market quotations are readily available are valued at the closing prices on the date of valuation, or if no such closing prices are available, at the last bid price quoted on such day. If there are no such quotations available for the date of valuation, the last available closing price will be used. The value of securities and other assets for which no market quotations are readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the Board of Directors to represent fair value. Short-term securities that mature in 60 days or less may be valued at amortized cost, which approximates market value.

Fair Value Measurements: As described above, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. Generally Accepted Accounting Principles (“GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	–	unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2	–	observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3	–	unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. A summary of the levels of the Fund’s investments as of July 31, 2015 is included with the Fund’s Portfolio of Holdings.

The New Ireland Fund, Inc.

Notes to Portfolio Holdings (unaudited) (continued)

At the end of each calendar quarter, management evaluates the Level 2 and Level 3 assets and liabilities, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the spot rate of such currencies against U.S. dollars by obtaining from Interactive Data Corp. each day the current 4:00 pm London time spot rate and future rate (the future rates are quoted in 30-day increments) on foreign currency contracts. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on security transactions.

Securities Transactions: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis.

B. Unrealized Appreciation/(Depreciation):

The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments and appreciation on assets and liabilities in foreign currencies on a tax basis as of July 31, 2015 were as follows:

Total Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation on Investments	Net Unrealized Depreciation on Foreign Currency	Net Unrealized Appreciation
$57,448,767	$29,845,176	$(5,765,402)	$24,079,774	$(28,687)	$24,051,087

C. Risk Factors:

Investing in the Fund may involve certain risks including, but not limited to, those described below.

The prices of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The growth-oriented, equity-type securities generally purchased by the Fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various

The New Ireland Fund, Inc.

Notes to Portfolio Holdings (unaudited) (continued)

administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

The New Ireland Fund, Inc.

Directors and Officers

Peter J. Hooper	– Director and Chairman of the Board
Sean Hawkshaw	– Director and President
David Dempsey	– Director
Margaret Duffy	– Director
Lelia Long	– Treasurer
Bryan Deering	– Assistant Treasurer
Vincenzo Scarduzio	– Secretary
Salvatore Faia	– Chief Compliance Officer

Investment Adviser

Kleinwort Benson Investors

International Ltd.

One Boston Place

201 Washington St,

Boston, MA 02109

Administrator

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Custodian

U.S. Bank, N.A.

1555 N. Rivercenter Dr., MK-WI-5302

Milwaukee, WI 53212

Shareholder Servicing Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Legal Counsel

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, NY 10019

Correspondence

All correspondence should be addressed to:

The New Ireland Fund, Inc.

c/o BNY Mellon Center

One Boston Place

201 Washington Street

34th Floor

Boston, MA 02109

Telephone inquiries should be directed to:

1-800-GO-TO-IRL (1-800-468-6475)

Email inquiries should be sent to:

investor.query@newirelandfund.com

Website address:

www.newirelandfund.com

IR-QTR 7/15

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The New Ireland Fund, Inc.

By (Signature and Title)*	/s/ Sean Hawkshaw
Sean Hawkshaw, President (principal executive officer)

Date	9/14/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Sean Hawkshaw
Sean Hawkshaw, President (principal executive officer)

Date	9/14/15

By (Signature and Title)*	/s/ Lelia Long
Lelia Long, Treasurer (principal financial officer)

Date	9/14/15

*	Print the name and title of each signing officer under his or her signature.